UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2011

Date of reporting period: MARCH 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (60.87%)
Bank Debt (39.60%) (1)
Alumina and Aluminum Production and Processing (5.05%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14 (2)	$60,945,315	$31,569,673	4.11%
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13 (2)	$1,281,906	1,281,906	0.17%
Revere Industries, LLC, 1st Lien Term Loan, Prime + 5%, due 6/30/13 (2)	$521,438	521,438	0.07%
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13 (2)	$79,188	-	-
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2% PIK, due 6/30/13 (2)	$5,352,995	5,352,995	0.70%
Total Alumina and Aluminum Production and Processing		38,726,012

Business Support Services (4.55%)
STG-Fairway Acquisitions, Inc., Senior Secured 1st Lien Term Loan, 13.5%, due 12/29/15	$34,335,401	35,022,108	4.55%

Commercial and Industrial Machinery and Equipment Rental and Leasing (1.90%)
AerCap Holdings N.V., Secured 1st Lien Term Loan, 10.25%, due 12/3/15 - (Netherlands)	$14,588,407	14,588,407	1.90%

Communications Equipment Manufacturing (3.90%)
Dialogic Corporation, Bridge Term Loan, 20%, due 3/31/14	$250,719	243,323	0.03%
Dialogic Corporation, Senior Secured Notes, LIBOR + 11%, due 9/30/13	$29,495,948	29,495,948	3.84%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/16/14	$230,073	220,870	0.03%
Total Communications Equipment Manufacturing		29,960,141

Computer and Peripheral Equipment Manufacturing (0.22%)
Targus Group, 1st Lien Term Loan, LIBOR + 5.75% Cash + 2% PIK, due 11/22/12	$1,708,806	1,708,806	0.22%

Electric Power Generation, Transmission, and Distribution (1.75%)
La Paloma Generating Company, Residual Bank Debt Claim (4)	$2,645,152	92,541	0.01%
Texas Competitive Electric Holdings Company, LLC, B3 Term Loan,
LIBOR + 3.5%, due 10/10/14	$7,461,340	6,287,731	0.82%
Texas Competitive Electric Holdings Company, LLC, Delayed Draw Term Loan,
LIBOR + 3.5%, due 10/10/14	$8,406,354	7,038,220	0.92%
Total Electric Power Generation, Transmission, and Distribution		13,418,492

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.66%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, LIBOR + 6.5%,
due 10/2/13	$379,000	339,205	0.04%
Precision Partners Holdings, 1st Lien Term Loan, LIBOR + 6.5%, due 10/2/13	$5,333,397	4,773,390	0.62%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		5,112,595

Other Financial Investment Activities (2.48%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%,
due 12/14/14	$23,422,061	19,059,702	2.48%

Other General Merchandise Stores (2.07%)
Conn Appliances, Inc., Term Loan, LIBOR + 11.5%, due 11/30/14	$15,889,640	15,889,640	2.07%

Plastics Product Manufacturing (5.10%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/14 (2), (3)	$23,146,257	23,146,257	3.01%
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/13 (2), (3)	$16,093,700	16,093,700	2.09%
Total Plastics Product Manufacturing		39,239,957

Radio and Television Broadcasting (2.94%)
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%, due 2/28/16	$3,349,609	3,450,098	0.45%
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16	$18,376,639	19,111,704	2.49%
Total Radio and Television Broadcasting		22,561,802

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

				Percent of
	Principal		Fair	Cash and
Investment	Amount		Value	Investments

Debt Investments (continued)
Semiconductor and Other Electronic Component Manufacturing (4.60%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, due 9/29/15		$31,918,505	$32,078,098	4.17%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16		$3,277,834	3,277,834	0.43%
Total Semiconductor and Other Electronic Component Manufacturing			35,355,932

Software Publishers (1.46%)
EAM Software Finance Pty, Ltd., Senior Secured 1st Lien Tranche A Term Loan,
BBSY+ 2.25% Cash + 1.5% PIK, due 5/10/13 - (Australia) (5)	AUD	4,287,822	4,293,810	0.56%
EAM Software Finance Pty, Ltd., Senior Secured 1st Lien Tranche B Term Loan,
BBSY+ 2.75% Cash + 1.5% PIK, due 11/10/13 - (Australia) (5)	AUD	6,979,591	6,913,641	0.90%
Total Software Publishers			11,207,451

Wired Telecommunications Carriers (2.92%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan,
EURIBOR + 2.75%, due 8/9/15 - (Bulgaria) (5)		€279,101	323,036	0.04%
Hawaiian Telcom Communications, Inc., Senior Secured Term Loan,
LIBOR + 6%, due 10/28/15		$6,464,858	6,612,625	0.86%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, due 4/15/15 (2)		$3,933,818	3,979,305	0.52%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan,
EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (5)		€3,469,261	3,646,996	0.47%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (5)		€7,907,814	7,926,685	1.03%
Total Wired Telecommunications Carriers			22,488,647

Total Bank Debt (Cost $313,028,128)			304,339,692

Other Corporate Debt Securities (21.27%)
Aerospace Product and Parts Manufacturing (1.42%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15		$10,029,000	8,603,277	1.12%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15		$2,773,000	2,343,185	0.30%
Total Aerospace Product and Parts Manufacturing			10,946,462

Data Processing, Hosting, and Related Services (6.35%)
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15		$29,566,000	30,247,497	3.93%
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17		$14,979,000	18,573,960	2.42%
Total Data Processing, Hosting, and Related Services			48,821,457

Depository Credit Intermediation (0.35%)
Allied Irish Bank PLC, Senior Unsecured Floating Rate Notes, EURIBOR + 0.075%,
due 4/11/12 (Ireland) (5)		€900,000	1,131,932	0.15%
Allied Irish Bank PLC, Senior Unsecured Floating Rate Notes, EURIBOR + 0.075%,
due 9/15/11 (Ireland) (5)		€1,200,000	1,563,043	0.20%
Total Depository Credit Intermediation			2,694,975

Full-Service Restaurants (0.88%)
Landry's Restaurants, Inc., Senior Secured Notes, 11.625%, due 12/1/15 (6)		$6,261,000	6,769,706	0.88%

Gambling Industries (2.40%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18		$20,287,000	18,461,170	2.40%

Home Furnishings Stores (0.06%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)		$6,591,000	461,370	0.06%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Industrial Machinery Manufacturing (1.55%)
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14 (6)	$11,920,305	$11,920,305	1.55%

Metal and Mineral (except Petroleum) Merchant Wholesalers (1.81%)
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$14,100,000	13,900,345	1.81%

Oil and Gas Extraction (0.24%)
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$1,881,000	1,819,868	0.24%

Other Professional, Scientific, and Technical Services (0.67%)
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%,
due 4/1/12 - (UK/France/Germany) (6)	$5,942,000	5,142,979	0.67%

Plastics Product Manufacturing (0.03%)
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%,
due 9/15/09 (2), (4), (6)	$16,527,000	231,378	0.03%

Scheduled Air Transportation (2.19%)
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16 (6)	$7,276,567	8,277,095	1.08%
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16 (6)	$7,412,450	8,524,317	1.11%
Total Scheduled Air Transportation		16,801,412

Wired Telecommunications Carriers (3.32%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (6)	$14,000,000	15,540,000	2.02%
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17 - (Netherlands) (4), (5), (6)	€32,529,758	9,994,072	1.30%
Total Wired Telecommunications Carriers		25,534,072

Total Other Corporate Debt Securities (Cost $206,950,645)		163,505,499

Total Debt Investments (Cost $519,978,773)		467,845,191

Equity Securities (36.79%)
Activities Related to Credit Intermediation (10.68%)
Online Resources Corporation, Common Stock (2), (4), (7)	1,302,445	4,923,242	0.64%
Online Resources Corporation, Series A-1 Convertible Preferred Stock (2), (4), (6), (7)	52,744,807	77,155,102	10.04%
Total Activities Related to Credit Intermediation		82,078,344

Alumina and Aluminum Production and Processing (0.26%)
Revere Holdings, Inc., Class A Common Shares (2), (4), (6), (7)	90	-	-
Revere Holdings, Inc., Class B Common Shares (2), (4), (6), (7)	6,940	-	-
Revere Leasing, LLC, Class A Units (2), (4), (6), (7)	90	25,748	-
Revere Leasing, LLC, Class B Units (2), (4), (6), (7)	6,940	1,987,175	0.26%
Total Alumina and Aluminum Production and Processing		2,012,923

Basic Chemical Manufacturing (0.00%)
Hawkeye Renewables, LLC, Class B Units (4), (6)	469	-	-
Hawkeye Renewables, LLC, Class C Units (4), (6)	369	4,059	-
Total Basic Chemical Manufacturing		4,059

Business Support Services (0.20%)
STG-Fairway Holdings, LLC, Class A Units (4), (6)	112,648	1,527,023	0.20%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Communications Equipment Manufacturing (7.29%)
Dialogic Inc., Common Stock (4), (6)	1,439,511	$6,751,307	0.88%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (4), (5), (6), (7)	276,043	9,575,781	1.25%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates
- (Luxembourg) (2), (5), (6), (7)	27,328,261	39,718,549	5.16%
Total Communications Equipment Manufacturing		56,045,637

Data Processing, Hosting, and Related Services (0.84%)
GXS Holdings, Inc., Common Stock (4), (6)	1,162,264	116	-
GXS Holdings, Inc., Series A Preferred Stock (4), (6)	22,038	6,477,095	0.84%
Total Data Processing, Hosting, and Related Services		6,477,211

Depository Credit Intermediation (0.26%)
Doral Financial Corporation, Common Stock (4)	1,849,598	2,034,558	0.26%

Electric Power Generation, Transmission, and Distribution (0.08%)
Mach Gen, LLC, Common Units (4), (6)	8,012	634,951	0.08%

Industrial Machinery Manufacturing (0.76%)
GSI Group, Inc., Common Stock (4), (6)	563,994	5,809,138	0.76%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (6)	43	4,476	-

Nonferrous Metal (except Aluminum) Production and Processing (1.91%)
International Wire Group, Inc., Common Stock (2), (6), (7)	637,171	14,654,933	1.91%

Other Amusement and Recreation Industries (0.02%)
Bally Total Fitness Holding Corporation, Common Stock (4), (6)	5,080	125,955	0.01%
Bally Total Fitness Holding Corporation, Warrants (4), (6)	9,162	43,978	0.01%
Total Other Amusement and Recreation Industries		169,933

Other Electrical Equipment and Component Manufacturing (5.60%)
EP Management Corporation, Common Stock (2), (6), (7), (8)	2,561,000	43,076,020	5.60%

Plastics Product Manufacturing (3.07%)
WinCup, Inc., Common Stock (2), (3), (4), (6)	73,517,938	23,629,642	3.07%

Radio and Television Broadcasting (0.16%)
Encompass Digital Media Group, Inc., Common Stock (4), (6)	225,184	1,215,430	0.16%

Scheduled Air Transportation (0.48%)
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company) (2), (6), (7)	229	1,863,323	0.24%
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company) (2), (6), (7)	223	1,828,958	0.24%
Total Scheduled Air Transportation		3,692,281

Semiconductor and Other Electronic Component Manufacturing (0.72%)
TPG Hattrick Holdco, LLC, Common Units (4), (6)	4,550,676	5,506,318	0.72%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Equity Securities (continued)
Wired Telecommunications Carriers (4.46%)
Hawaiian Telcom Holdco, Inc., Common Stock (4), (6)	183,893	$4,827,191	0.63%
Integra Telecom, Inc., Common Stock (2), (4), (6), (7)	5,728,661	29,356,360	3.82%
Integra Telecom, Inc., Warrants (2), (4), (6), (7)	2,272,561	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (4), (5), (6)	4,215,000	59,676	0.01%
Total Wired Telecommunications Carriers		34,243,227

Total Equity Securities (Cost $350,378,331)		282,816,104

Total Investments (Cost $870,357,104) (9)		750,661,295

Cash and Cash Equivalents (2.34%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.05%,
Collateralized by Federal Home Loan Bank Bonds	$3,560,461	3,560,461	0.46%
Union Bank of California, Commercial Paper, 0.10%, due 4/1/11	$7,000,000	7,000,000	0.91%
Cash Denominated in Foreign Currencies (Cost $3,859,879)	€2,905,118	4,113,066	0.54%
Cash Held on Account at Various Institutions (10.)	$3,321,026	3,321,026	0.43%
Total Cash and Cash Equivalents		17,994,553

Total Cash and Investments		$768,655,848	100.00%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2011

Notes to Statement of Investments

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933.  Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).

Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the three months ended March 31, 2011 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

EP Management Corporation, Common Stock	$79,455,025	$-	$(15,339,097)	$43,076,020	$-
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	12,422,240	-	-	9,575,781	-
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	37,547,187	-	-	39,718,549	13,777
Integra Telecom, Inc., Common Stock	29,193,496	-	-	29,356,360	-
Integra Telecom, Inc., Warrants	33,407	-	-	-	-
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, due 4/15/15	3,976,590	3,304	(9,909)	3,979,305	91,249
International Wire Group, Inc., Common Stock	13,992,275	-	-	14,654,933	-
Online Resources Corporation, Common Stock	6,056,369	-	-	4,923,242	-
Online Resources Corporation, Series A-1 Convertible Preferred Stock	77,904,080	-	-	77,155,102	-
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09	231,378	-	-	231,378	-
Revere Holdings, Inc., Class A Common Shares	-	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-	-
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	30,638,188	752,411	-	31,569,673	752,516
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13	1,281,906	-	-	1,281,906	28,448
Revere Industries, LLC, 1st Lien Term Loan, Prime + 5%, due 6/30/13	521,438	-	-	521,438	11,572
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13	-	-	-	-	594
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2%, due 6/30/13	5,223,602	129,393	-	5,352,995	128,837
Revere Leasing, LLC, Class A Units	26,086	-	(338)	25,748	-
Revere Leasing, LLC, Class B Units	2,013,302	-	(26,136)	1,987,175	-
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/14	22,581,714	564,543	-	23,146,257	565,013
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company)	-	2,293,318	(236,347)	1,863,323	-
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company)	-	2,227,716	(154,837)	1,828,958	-
WinCup, Inc., Common Stock	37,233,565	-	-	23,629,642	-
WinCup, Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/13	8,724,147	7,369,553	-	16,093,700	393,834

(3)	Issuer is a controlled company.

(4)	Non-income producing security.

(5)	Principal or shares amount denominated in foreign currencies. Amortized cost and fair value converted from foreign currencies to U.S. dollars.

(6)	Restricted security.

(7)	Investment is not a controlling position.

(8)	The Registrant's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(9)	Includes investments with an aggregate market value of $30,266,908 that have been segregated to collateralize certain unfunded commitments.

(10)	Includes $396,227 posted as collateral against currency options written.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $67,693,954 and $97,728,716, respectively.
Aggregate purchases includes investment assets received as payment in kind.  Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $873,836,897. Net unrealized depreciation aggregated $120,931,902, of which $124,145,533 related to appreciated investments and $245,077,435 related to depreciated investments.

The total value of restricted securities and bank debt as of March 31, 2011 was $646,597,848, or 84.12% of total cash and investments of the Registrant.

Options and swaps at March 31, 2011 were as follows:

	Contracts or
Instrument	Notional Amount		Fair Value

Currency Options
Long
AUD Put Option, $0.818975, Expires 6/28/11	AUD	645,937	$75
AUD Put Option, $0.818975, Expires 12/28/11	AUD	602,874	4,551
AUD Put Option, $0.818975, Expires 6/27/12	AUD	602,874	10,785
AUD Put Option, $0.818975, Expires 12/27/12	AUD	1,205,749	33,077
AUD Put Option, $0.818975, Expires 5/8/13	AUD	1,239,033	42,832
AUD Put Option, $0.818975, Expires 11/6/13	AUD	6,977,511	303,771
Short
AUD Call Option, $1.108025, Expires 6/28/11	AUD	(645,937)	(1,267)
AUD Call Option, $1.108025, Expires 12/28/11	AUD	(602,874)	(6,431)
AUD Call Option, $1.108025, Expires 6/27/12	AUD	(602,874)	(9,934)
AUD Call Option, $1.108025, Expires 12/27/12	AUD	(1,205,749)	(23,595)
AUD Call Option, $1.108025, Expires 5/8/13	AUD	(1,239,033)	(26,077)
AUD Call Option, $1.108025, Expires 11/6/13	AUD	(6,977,511)	(150,989)
Net Currency Options			176,798

Light Crude Oil, Call Option, $110, Expires 12/13/12		327	3,843,336
Light Crude Oil, Call Option Written, $150, Expires 12/13/12		(327)	(1,001,755)

Euro/US Dollar Cross-Currency Basis Swap, Pay Euros / Receive USD, Expires 5/17/12		$15,548,500	(774,679)

Investments of the Registrant may be categorized based on the types of inputs used in valuing such assets.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. At March 31, 2011, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$18,461,170	$13,709,107
2	Other observable market inputs*	48,656,421	106,097,162	10,636,329
3	Independent third-party pricing sources that employ significant unobservable inputs	250,509,552	38,715,789	244,295,748
3	Internal valuations with significant unobservable inputs	5,173,719	231,378	14,174,920
Total		$304,339,692	$163,505,499	$282,816,104

* E.g., quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the three months ended March 31, 2011 were as follows:
	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$264,739,226	$27,807,746	$291,208,703
Net realized and unrealized gains (losses)	5,385,541	(6,226,053)	(35,587,293)
Acquisitions	18,108,640	17,411,413	4,418,429
Dispositions	(37,723,855)	(277,317)	(15,744,091)
Ending balance	$250,509,552	$38,715,789	$244,295,748

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$4,693,927	$(6,226,053)	$(35,593,578)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$5,110,312	$231,378	$17,298,961
Net realized and unrealized gains (losses)	-	-	669,016
Acquisitions	63,407	-	-
Dispositions	-	-	(60,029)
Transfers out of Level 3	-	-	(3,733,028)
Ending balance	$5,173,719	$231,378	$14,174,920

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$-	$669,016

During the three months ended March 31, 2011, there were no transfers between Level 1 and Level 2.  One investment transferred from Level 3 to Level 2 due to increased trading volumes.

Acquisition date and cost of restricted securities of unaffiliated issuers held at March 31, 2011 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$37,898,809
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Dialogic Inc., Common Stock	10/1/10	7,032,638
Encompass Digital Media Group, Inc., Common Stock	1/15/10	1,081,913
GSI Group, Inc., Common Stock	7/2/10	4,368,224
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14	7/23/10	10,597,442
GXS Holdings, Inc., Common Stock	3/28/08	1,615,439
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	64,618
Hawaiian Telcom Holdco, Inc., Common Stock	Various 2010	2,852,531
Hawkeye Renewables, LLC, Class B Units	6/18/10	-
Hawkeye Renewables, LLC, Class C Units	6/18/10	2,709,174
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	13,699,980
Landry's Restaurant, Inc., Senior Secured Notes, 11.625%, due 12/1/15	5/10/10	6,162,514
Mach Gen, LLC, Common Units	Various 2005	1,442,223
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	Various 2010	4,368,913
NEF Kamchia Co-Investment Fund, LP Interest	7/30/07	5,780,030
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK,
due 8/16/17	8/27/07	44,892,137
Precision Holdings, LLC, Class C Membership Interests	Various 2010	950
STG-Fairway Holdings, LLC, Class A Units	12/30/10	1,541,768
TPG Hattrick Holdco, LLC, Common Units	4/21/06	4,868,079

ITEM 2.	CONTROLS AND PROCEDURES.

(a)          The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)          Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By:  /s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  May 31, 2011

By:  /s/ Paul L. Davis
Name:  Paul L. Davis
Title:  Chief Financial Officer
Date:  May 31, 2011